10. Recoverable taxes (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Oct. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
RecoverableTaxesLineItems [Line Items]
Tax credit amount	R$ 1,609
Amount included in tax credit from financial result	R$ 613
Estimate certain administrative proceedings period	5 years
Amount involved in consolidated		R$ 158	R$ 154
PIS and COFINS [member]
RecoverableTaxesLineItems [Line Items]
Write off amount		R$ 168